OTHER NON-FINANCIAL ASSETS (Details Narrative) $ in Thousands	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Reserve maintain	$ (76,926)	$ 554,885
Number of aircraft under operating leases | Aircraft	9
Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reserve maintain	$ 52,667	$ 73,341